Taxation (Summary of (Provision) Benefit for Income Taxes) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Taxation Abstract
Federal	$ (103.5)	$ (88.7)	$ (40.9)
State	(15.6)	(15.0)	(9.7)
Foreign	(114.6)	(108.7)	(122.8)
Current Income Tax Expense (Benefit)	(233.7)	(212.4)	(173.4)
Federal	(30.2)	(54.1)	(10.2)
State	9.4	(1.1)	2.0
Foreign	(6.9)	(12.4)	(11.5)
Deferred Income Tax Expense (Benefit)	(27.7)	(67.6)	(19.7)
Total income tax (provision)/benefit	$ (261.4)	$ (280.0)	$ (193.1)